Exhibit 99.7 Schedule 1

Loan ID	ALT ID	Investor Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM DTI/Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
XXXX	135470	XXXX	XX/XX/XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No	Not Tested			N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
XXXX	135608	XXXX	XX/XX/XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No		Not Tested	No	No	No	No	No	No	No	No	No	Not Tested	0	9.24	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	$X,XXX.XX	Yes	Employed		No		No
XXXX	135551	XXXX	XX/XX/XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	No		No	No	No	No	No	No	No	No	No	No	No	21150.0	7.893	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	$X,XXX.XX	N/A	Employed	Employed	No	No	No